Document and Entity Information	3 Months Ended
May 04, 2013
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	May 04, 2013
Trading Symbol	FIVE
Entity Registrant Name	Five Below, Inc.
Entity Central Index Key	0001177609
Entity Filer Category	Non-accelerated Filer